Real Estate Owned - Schedule of Real Estate Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Real estate owned	$ 281	$ 522
Commercial Properties [Member]
Real Estate Properties [Line Items]
Real estate owned		90
Residential Properties [Member]
Real Estate Properties [Line Items]
Real estate owned		54
Bank Properties [Member]
Real Estate Properties [Line Items]
Real estate owned	$ 281	$ 378